General and Administrative Expenses-Related Party (Tables)	12 Months Ended
Dec. 31, 2012
General Administration Expenses Related Party Disclosure [Abstract]
General Administration Expenses Related Party [Table Text Block]
	2012	2011	2010
Office rental (Note 3(d))	402	603	697
Total	402	603	697